Unaudited Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Information [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	2011
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,682.6	$2,854.0	$2,932.9	$3,089.3
Gross Profit	1,116.3	1,161.0	1,218.9	1,297.8
Income from Continuing Operations	247.5	217.1	266.3	292.5
Net Income	252.2	523.4	265.4	288.9
Earnings per Share from Continuing Operations:
Basic	.64	.57	.70	.78
Diluted	.63	.56	.70	.78
Earnings per Share:
Basic	.65	1.37	.70	.77
Diluted	.64	1.36	.69	.77

       Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $21.2 million and after-tax income of $4.7 million related to the company's discontinued operations.

(b)       Costs of $93.2 million and after-tax income of $306.3 million related to the company's discontinued operations.

(c)       Costs of $56.5 million and after-tax loss of $0.9 million related to the company's discontinued operations.

(d)       Costs of $59.7 million and after-tax loss of $3.6 million related to the company's discontinued operations.

	2010
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$2,585.3	$2,555.6	$2,577.1	$2,675.1
Gross Profit	1,058.7	1,040.4	1,050.0	1,112.4
Income from Continuing Operations	222.7	226.0	254.5	282.9
Net Income	232.3	237.3	268.5	297.5
Earnings per Share from Continuing Operations:
Basic	.54	.55	.64	.72
Diluted	.53	.54	.63	.71
Earnings per Share:
Basic	.57	.58	.67	.76
Diluted	.56	.57	.66	.75

       Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a)       Costs of $22.8 million and after-tax income of $9.6 million related to the company's discontinued operations.

(b)       Costs of $11.0 million and after-tax income of $11.3 million related to the company's discontinued operations.

(c)       Costs of $12.5 million and after-tax income of $14.0 million related to the company's discontinued operations.

(d)       Costs of $30.1 million and after-tax income of $14.6 million related to the company's discontinued operations.